Other financial instruments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year
Changes in fair value	(15,663)
Foreign exchanges effects	(401)
Energy forward contracts (Megawatts)
Balance at the end of the year	(16,064)
Notional [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year
Changes in fair value
Foreign exchanges effects
Energy forward contracts (Megawatts)	688,877
Balance at the end of the year	$ 688,877